Supplemental Condensed Consolidating Financial Information (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net cash (used in) provided by operating activities	$ 1,261,908	$ 1,188,730	$ 1,076,429
Cash flows from investing activities:
Acquisitions of facilities and other related equipment	(415,360)	(248,251)	(263,773)
Purchases of property and equipment	(776,713)	(667,378)	(576,888)
Proceeds from disposition of hospitals and other ancillary operations	173,387		89,514
Proceeds from sale of property and equipment	11,160	8,401	4,019
Increase in other investments	(188,249)	(137,082)	(120,054)
Net cash used in investing activities	(1,195,775)	(1,044,310)	(867,182)
Cash flows from financing activities:
Proceeds from exercise of stock options	18,910	56,916	12,759
Repurchase of restricted stock shares for payroll tax withholding requirements	(13,311)
Deferred financing costs	(19,352)	(13,260)	(82)
Excess tax benefit (income tax payable increase) relating to stock-based compensation	5,290	10,219	(3,472)
Stock buy-back	(85,790)	(113,961)
Proceeds from noncontrolling investors in joint ventures	1,229	7,201	29,838
Redemption of noncontrolling investments in joint ventures	(13,022)	(7,318)	(7,268)
Distributions to noncontrolling investors in joint ventures	(56,094)	(68,113)	(58,963)
Borrowings under credit agreement	578,236		200,000
Issuance of long-term debt	1,000,000
Repayments of long-term indebtedness	(1,651,533)	(61,476)	(258,173)
Net cash used in financing activities	(235,437)	(189,792)	(85,361)
Net change in cash and cash equivalents	(169,304)	(45,372)	123,886
Cash and cash equivalents at beginning of period	299,169	344,541	220,655
Cash and cash equivalents at end of period	129,865	299,169	344,541
Parent Guarantor [Member]
Cash flows from operating activities:
Net cash (used in) provided by operating activities	(41,780)	(154,101)	(62,883)
Cash flows from financing activities:
Proceeds from exercise of stock options	18,910	56,916	12,759
Repurchase of restricted stock shares for payroll tax withholding requirements	(13,311)
Excess tax benefit (income tax payable increase) relating to stock-based compensation	5,290	10,219	(3,472)
Stock buy-back	(85,790)	(113,961)
Changes in intercompany balances with affiliates, net	116,681	200,927	53,596
Net cash used in financing activities	41,780	154,101	62,883
Issuer [Member]
Cash flows from operating activities:
Net cash (used in) provided by operating activities	(111,011)	(87,018)	(88,486)
Cash flows from investing activities:
Increase in other investments	(10,000)
Net cash used in investing activities	(10,000)
Cash flows from financing activities:
Deferred financing costs	(19,352)	(13,260)	(82)
Changes in intercompany balances with affiliates, net	209,066	144,788	135,518
Borrowings under credit agreement	859,000		200,000
Issuance of long-term debt	1,000,000
Repayments of long-term indebtedness	(1,628,703)	(44,510)	(246,950)
Net cash used in financing activities	121,011	87,018	88,486
Other Guarantors [Member]
Cash flows from operating activities:
Net cash (used in) provided by operating activities	840,582	782,993	671,528
Cash flows from investing activities:
Acquisitions of facilities and other related equipment	(370,243)	(204,773)	(199,363)
Purchases of property and equipment	(440,754)	(342,735)	(368,408)
Proceeds from sale of property and equipment	2,283	8,140	824
Increase in other investments	(129,852)	(112,587)	(115,799)
Net cash used in investing activities	(938,566)	(651,955)	(682,746)
Cash flows from financing activities:
Changes in intercompany balances with affiliates, net	(95,945)	(142,864)	100,944
Borrowings under credit agreement	18,236		4,045
Repayments of long-term indebtedness	(22,888)	(13,507)	(13,853)
Net cash used in financing activities	(100,597)	(156,371)	91,136
Net change in cash and cash equivalents	(198,581)	(25,333)	79,918
Cash and cash equivalents at beginning of period	213,117	238,450	158,532
Cash and cash equivalents at end of period	14,536	213,117	238,450
Non-Guarantors [Member]
Cash flows from operating activities:
Net cash (used in) provided by operating activities	574,117	646,856	556,270
Cash flows from investing activities:
Acquisitions of facilities and other related equipment	(45,117)	(43,478)	(64,410)
Purchases of property and equipment	(335,959)	(324,643)	(208,480)
Proceeds from disposition of hospitals and other ancillary operations	173,387		89,514
Proceeds from sale of property and equipment	8,877	261	3,195
Increase in other investments	(48,397)	(24,495)	(4,255)
Net cash used in investing activities	(247,209)	(392,355)	(184,436)
Cash flows from financing activities:
Proceeds from noncontrolling investors in joint ventures	1,229	7,201	29,838
Redemption of noncontrolling investments in joint ventures	(13,022)	(7,318)	(7,268)
Distributions to noncontrolling investors in joint ventures	(56,094)	(68,113)	(58,963)
Changes in intercompany balances with affiliates, net	(229,802)	(202,851)	(290,058)
Borrowings under credit agreement	2,145		2,570
Repayments of long-term indebtedness	(2,087)	(3,459)	(3,985)
Net cash used in financing activities	(297,631)	(274,540)	(327,866)
Net change in cash and cash equivalents	29,277	(20,039)	43,968
Cash and cash equivalents at beginning of period	86,052	106,091	62,123
Cash and cash equivalents at end of period	115,329	86,052	106,091
Eliminations [Member]
Cash flows from financing activities:
Borrowings under credit agreement	(2,145)		(6,615)
Repayments of long-term indebtedness	$ 2,145		$ 6,615